QUARTERLY FINANCIAL DATA (UNAUDITED) (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Net revenue	$ 96,803	$ 102,103	$ 82,829	$ 75,196	$ 72,728	$ 65,154	$ 57,575	$ 57,745	$ 57,822		$ 332,856	$ 238,296
Cost of revenue (exclusive of depreciation and amortization shown separately below)	69,182	74,393	57,777	52,402	50,159	33,450	39,101	38,865	39,118		234,731	161,575
Net income (loss)	(212)	(17,867)	1,262	2,134	757	(2,233)	(9,492)	(111)	606	$ 4,153	(13,714)	(11,230)
Net income (loss) attributable to non-controlling interest		(7,481)	2,463	0	0	0	0	0	0	2,463	(5,018)	0
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (119)	$ (10,386)	$ (1,201)	2,134	757	(2,233)	(9,492)	(111)	606	1,690	(8,696)	(11,230)
Earnings per share - Basic (usd per share)	$ 0.00	$ (0.32)	$ (0.04)
Earnings per share - Diluted (usd per share)	$ 0.00	$ (0.32)	$ (0.04)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Private Placement Warrant liabilities	$ 22,390	$ 22,080	$ 9,400			0				9,400	22,080	0
Total liabilities	299,517	298,105	273,065			250,363				273,065	298,105	250,363
Additional paid-in capital	(37,261)	(48,027)	(50,271)			0				(50,271)	(48,027)	0
Retained earnings	(3,265)	(3,146)	7,240			0				7,240	(3,146)	0
Total stockholders' deficit	(40,520)	(51,167)	(43,025)			0				(43,025)	(51,167)	0
Non-controlling interest	(39,016)	(44,518)	(37,045)			0				(37,045)	(44,518)	0
Total deficit	(79,536)	(95,685)	(80,070)		(105,671)	(106,258)				(80,070)	(95,685)	(106,258)	$ (73,403)
General and administrative expenses	6,962		6,807		5,297					16,756	30,020	19,927
Income (loss) from operations	3,477		2,479		4,599					12,916	11,951	(163)
Change in fair value of warrant liabilities	315	12,680	(3,840)		0					(3,840)	8,840	0
Net income (loss) before income taxes	(95)	(16,683)	2,898		809					6,054	(10,629)	(11,093)
Net income (loss)	(212)	(17,867)	1,262	2,134	757	(2,233)	(9,492)	(111)	606	4,153	(13,714)	(11,230)
Net income (loss) attributable to non-controlling interest		(7,481)	2,463	0	0	0	0	0	0	2,463	(5,018)	0
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (119)	$ (10,386)	$ (1,201)	$ 2,134	$ 757	$ (2,233)	$ (9,492)	$ (111)	$ 606	$ 1,690	$ (8,696)	$ (11,230)
Basic and diluted (usd per share)		$ (0.32)	$ 0.01							$ 0.09	$ (0.23)
Weighted-average shares outstanding - basic and diluted (in shares)		32,369	32,294							32,294	32,335
Previously Reported
Quarterly Financial Information Disclosure [Abstract]
Net income (loss)		$ (5,187)	$ (2,178)							$ 713	$ (4,474)
Net income (loss) attributable to non-controlling interest		(1,798)	(3,315)							(424)	(2,222)
Net income (loss) attributable to Digital Media Solutions, Inc.		(3,389)	1,137							1,137	(2,252)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Private Placement Warrant liabilities		0	0							0	0
Total liabilities		276,025	263,665							263,665	276,025
Additional paid-in capital		(40,901)	(43,145)							(43,145)	(40,901)
Retained earnings		1,953	5,342							5,342	1,953
Total stockholders' deficit		(38,942)	(37,797)							(37,797)	(38,942)
Non-controlling interest		(34,663)	(32,873)							(32,873)	(34,663)
Total deficit		(73,605)	(70,670)							(70,670)	(73,605)
General and administrative expenses			6,407							16,356	29,620
Income (loss) from operations			2,879							13,316	12,351
Change in fair value of warrant liabilities		0	0							0	0
Net income (loss) before income taxes		(4,003)	(542)							2,614	(1,389)
Net income (loss)		(5,187)	(2,178)							713	(4,474)
Net income (loss) attributable to non-controlling interest		(1,798)	(3,315)							(424)	(2,222)
Net income (loss) attributable to Digital Media Solutions, Inc.		$ (3,389)	$ 1,137							$ 1,137	$ (2,252)
Basic and diluted (usd per share)		$ (0.10)	$ 0.04							$ 0.04	$ (0.07)
Weighted-average shares outstanding - basic and diluted (in shares)		32,369	32,294							32,294	32,335
Revision of Prior Period, Error Correction, Adjustment
Quarterly Financial Information Disclosure [Abstract]
Net income (loss)		$ (12,680)	$ 3,440							$ 3,440	$ (9,240)
Net income (loss) attributable to non-controlling interest		(5,683)	5,777							2,887	(2,796)
Net income (loss) attributable to Digital Media Solutions, Inc.		(6,997)	(2,338)							553	(6,444)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Private Placement Warrant liabilities		22,080	9,400							9,400	22,080
Total liabilities		22,080	9,400							9,400	22,080
Additional paid-in capital		(7,126)	(7,126)							(7,126)	(7,126)
Retained earnings		(5,099)	1,898							1,898	(5,099)
Total stockholders' deficit		(12,225)	(5,228)							(5,228)	(12,225)
Non-controlling interest		(9,855)	(4,172)							(4,172)	(9,855)
Total deficit		(22,080)	(9,400)							(9,400)	(22,080)
General and administrative expenses			400							400	400
Income (loss) from operations			400							(400)	400
Change in fair value of warrant liabilities		12,680	(3,840)							(3,840)	8,840
Net income (loss) before income taxes		(12,680)	3,440							3,440	(9,240)
Net income (loss)		(12,680)	3,440							3,440	(9,240)
Net income (loss) attributable to non-controlling interest		(5,683)	5,777							2,887	(2,796)
Net income (loss) attributable to Digital Media Solutions, Inc.		$ (6,997)	$ (2,338)							$ 553	$ (6,444)
Basic and diluted (usd per share)		$ (0.22)	$ (0.03)							$ 0.05	$ (0.16)
Weighted-average shares outstanding - basic and diluted (in shares)